Restructuring and Other Charges	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring and Other Charges

Note 8: Restructuring and Other Charges

The following summarizes restructuring accrual activity for the years ended December 31, 2013, 2012 and 2011:

	Employee Related Costs	Tenancy and Other Costs	Total Restructuring Costs
	(In millions)
Balance at January 1, 2011	$0.1	$0.2	$0.3
Restructuring charges	11.1	—	11.1
Cash payments	(5.3)	(0.2)	(5.5)
Adjustments for pension and other post-retirement termination non-cash charges	(1.4)	—	(1.4)

Balance at December 31, 2011	$4.5	$—	$4.5
Restructuring charges	1.3	0.2	1.5
Reduction to reserve	(0.4)	—	(0.4)
Cash payments	(4.4)	(0.2)	(4.6)

Balance at December 31, 2012	$1.0	$—	$1.0
Restructuring charges	—	2.1	2.1
Reduction to reserve	(0.2)	—	(0.2)
Cash payments	(0.7)	(0.5)	(1.2)

Balance at December 31, 2013	$0.1	$1.6	$1.7

2013

In 2013, the Company recorded a charge of $2.1 million related to a facility closure. The charge consists of tenancy-related costs, primarily future lease payments. In 2012, the Company recorded a $1.3 million charge for employee-related costs for this facility closure, which is discussed below. In 2013, the Company also recorded a $0.2 million reduction to the reserve for employee-related costs and credited restructuring and other charges in the Consolidated Statements of Operations. During 2013, the Company paid $0.7 million for employee-related costs and $0.5 million for tenancy-related costs for this facility closure. The remaining tenancy-related costs of $1.6 million are expected to be paid through 2019. The remaining $0.1 million balance in employee-related costs is expected to be paid during the first half of 2014.

2012

In 2012, the Company recorded a charge of $1.3 million related to the closure of one of its facilities. The charge consists of employee-related costs, primarily severance for 42 employees. In the fourth quarter of 2012, the Company paid $0.3 million in employee costs related to this facility closure.

During 2012, the Company paid $4.0 million in employee costs and $0.2 million in tenancy costs related to its October 2011 reorganization plan. The Company also recorded a $0.4 million reduction to this reorganization reserve for employee-related costs and recorded a charge of $0.2 million related to tenancy costs. The $0.2 million net credit reduced the reserve for the October 2011 reorganization to zero and was credited to restructuring and other charges in the Consolidated Statements of Operations.

In 2012, the Company paid the remaining $0.1 million of employee costs related to the facility closed in the fourth quarter of 2010.

2011

In October 2011, the Company implemented a reorganization plan that reduced headcount by 292 employees resulting in a restructuring charge of $9.8 million recorded in the fourth quarter. The Company reduced headcount in a continued effort to decentralize functions to its regions as well as to execute management’s strategy of focusing on long and fabricated product sales. The charge consists of restructuring expenses of $8.4 million for employee-related costs, primarily severance, and additional non-cash pensions and other post-retirement benefit costs totaling $1.4 million. In the fourth quarter of 2011, the Company paid $4.0 million in employee costs related to this restructuring.

In 2011, the Company recorded an additional charge of $1.3 million related to the closure of one of its facilities for which it had recorded a charge of $12.5 million in the fourth quarter of 2010. The charge consists of additional employee-related costs, primarily severance. In 2011, the Company paid $1.3 million in employee costs related to this facility closure.

During 2011, the Company paid the remaining $0.2 million of tenancy and other costs related to the exit plan liability recorded on October 19, 2007.